Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
October 31, 2022
T16-NPRT1-1222
1.9862677.107

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.4%
Diversified REITs – 3.1%
Alexander & Baldwin, Inc. (a)	90,100	$ 1,755,148
American Assets Trust, Inc.	61,049	1,677,626
Armada Hoffler Properties, Inc.	77,796	909,435
Broadstone Net Lease, Inc.	200,626	3,438,730
Elme Communities	100,972	1,927,555
Empire State Realty Trust, Inc. Class A	171,957	1,267,323
Essential Properties Realty Trust, Inc.	158,761	3,416,537
Gladstone Commercial Corp.	44,173	777,003
Global Net Lease, Inc.	120,610	1,477,472
iStar, Inc.	99,785	1,045,747
One Liberty Properties, Inc.	21,001	473,363
STORE Capital Corp.	300,975	9,571,005
WP Carey, Inc.	225,353	17,194,434
		44,931,378
Health Care REITs – 7.5%
CareTrust REIT, Inc.	114,699	2,142,577
Community Healthcare Trust, Inc.	30,620	1,059,452
Diversified Healthcare Trust	319,287	434,230
Global Medical REIT, Inc.	87,505	799,796
Healthcare Realty Trust, Inc.	438,789	8,920,580
Healthpeak Properties, Inc.	637,650	15,131,435
LTC Properties, Inc.	44,872	1,735,200
Medical Properties Trust, Inc.	715,490	8,192,361
National Health Investors, Inc.	53,221	3,017,631
Omega Healthcare Investors, Inc.	277,499	8,818,918
Physicians Realty Trust	261,731	3,941,669
Sabra Health Care REIT, Inc.	271,068	3,702,789
Universal Health Realty Income Trust	16,334	794,976
Ventas, Inc.	471,594	18,453,473
Welltower, Inc.	535,425	32,682,342
		109,827,429
Hotel & Resort REITs – 3.1%
Apple Hospitality REIT, Inc.	255,121	4,367,672
Chatham Lodging Trust (a)	54,290	704,141
DiamondRock Hospitality Co.	253,949	2,371,884
Host Hotels & Resorts, Inc.	843,098	15,917,690
Park Hotels & Resorts, Inc.	276,888	3,621,695
Pebblebrook Hotel Trust	157,424	2,525,081
RLJ Lodging Trust	197,197	2,399,888
Ryman Hospitality Properties, Inc.	63,270	5,625,968
Service Properties Trust	201,765	1,636,314
Summit Hotel Properties, Inc.	133,852	1,156,481
Sunstone Hotel Investors, Inc.	252,160	2,811,584
Xenia Hotels & Resorts, Inc.	134,820	2,302,726
		45,441,124
Industrial REITs – 11.9%
Americold Realty Trust, Inc.	317,875	7,708,469
EastGroup Properties, Inc.	49,327	7,729,048
First Industrial Realty Trust, Inc.	154,543	7,360,883

	Shares	Value

Indus Realty Trust, Inc.	5,919	$ 306,545
Industrial Logistics Properties Trust	86,420	404,446
LXP Industrial Trust	343,064	3,320,859
Plymouth Industrial REIT, Inc.	52,196	962,494
Prologis, Inc.	1,089,778	120,692,913
Rexford Industrial Realty, Inc.	196,325	10,852,846
SL Green Realty Corp.	77,497	3,075,081
STAG Industrial, Inc.	218,394	6,899,066
Terreno Realty Corp.	90,319	5,160,828
		174,473,478
Office REITs – 5.6%
Alexandria Real Estate Equities, Inc.	184,424	26,796,807
Boston Properties, Inc.	176,450	12,827,915
Brandywine Realty Trust	206,690	1,355,886
City Office REIT, Inc.	55,971	594,412
Corporate Office Properties Trust	128,069	3,413,039
Cousins Properties, Inc.	178,455	4,240,091
Douglas Emmett, Inc.	212,392	3,735,975
Easterly Government Properties, Inc.	98,338	1,710,098
Equity Commonwealth	129,753	3,394,339
Franklin Street Properties Corp.	130,981	377,225
Highwoods Properties, Inc.	129,473	3,655,023
Hudson Pacific Properties, Inc.	176,319	1,946,562
JBG SMITH Properties	130,075	2,559,876
Kilroy Realty Corp.	124,629	5,326,643
Office Properties Income Trust	57,194	875,068
Orion Office REIT, Inc.	75,254	705,130
Paramount Group, Inc.	205,999	1,332,814
Piedmont Office Realty Trust, Inc. Class A	144,491	1,509,931
Veris Residential, Inc. (a)	89,111	1,410,627
Vornado Realty Trust	194,371	4,585,212
		82,352,673
REITs - Shopping Centers – 0.3%
Phillips Edison & Co., Inc.	131,964	3,977,395
Residential REITs – 14.1%
American Homes 4 Rent Class A	368,833	11,780,526
Apartment Income REIT Corp.	187,737	7,214,733
Apartment Investment and Management Co. Class A	176,634	1,402,474
AvalonBay Communities, Inc.	163,971	28,714,602
Camden Property Trust	120,006	13,866,693
Centerspace	18,264	1,265,695
Equity Lifestyle Properties, Inc.	208,297	13,322,676
Equity Residential	420,069	26,472,748
Essex Property Trust, Inc.	76,718	17,049,808
Independence Realty Trust, Inc.	268,245	4,495,786
Invitation Homes, Inc.	718,338	22,764,131
Mid-America Apartment Communities, Inc.	136,053	21,421,545
NexPoint Residential Trust, Inc.	26,627	1,214,191
Sun Communities, Inc.	144,499	19,485,690

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
UDR, Inc.	375,689	$14,937,395
UMH Properties, Inc.	65,275	1,144,924
		206,553,617
Retail REITs – 12.1%
Acadia Realty Trust	108,227	1,511,931
Agree Realty Corp.	88,742	6,096,575
Alexander's, Inc.	2,706	635,612
American Finance Trust, Inc.	157,673	1,078,483
Brixmor Property Group, Inc.	346,794	7,390,180
CBL & Associates Properties, Inc.	14,324	411,529
Federal Realty Investment Trust	85,766	8,489,119
Getty Realty Corp.	46,847	1,475,212
Kimco Realty Corp.	732,336	15,657,344
Kite Realty Group Trust	263,974	5,184,449
National Retail Properties, Inc.	203,879	8,569,034
NETSTREIT Corp.	65,772	1,237,829
Realty Income Corp.	712,876	44,390,788
Regency Centers Corp.	183,939	11,130,149
Retail Opportunity Investments Corp.	141,375	2,047,110
RPT Realty	100,028	930,260
Saul Centers, Inc.	15,909	651,474
Seritage Growth Properties, Class A (a)	42,129	452,044
Simon Property Group, Inc.	389,205	42,415,561
SITE Centers Corp.	221,349	2,740,301
Spirit Realty Capital, Inc.	162,043	6,292,130
Tanger Factory Outlet Centers, Inc.	123,741	2,228,575
The Macerich Co.	253,835	2,825,184
Urban Edge Properties	137,581	1,942,644
Urstadt Biddle Properties, Inc. Class A	38,744	726,063
Whitestone REIT	50,865	478,640
		176,988,220
Specialized REITs – 37.7%
American Tower Corp.	538,722	111,617,811
Crown Castle, Inc.	510,833	68,073,606
CubeSmart	265,493	11,116,192
Digital Realty Trust, Inc.	336,868	33,771,017
EPR Properties	87,750	3,387,150
Equinix, Inc.	107,521	60,904,195
Extra Space Storage, Inc.	158,420	28,110,045
Farmland Partners, Inc.	55,071	771,545
Four Corners Property Trust, Inc.	98,462	2,522,596
Gaming and Leisure Properties, Inc.	304,150	15,243,998
Gladstone Land Corp.	39,468	803,174
InvenTrust Properties Corp.	78,898	1,988,230
Iron Mountain, Inc.	341,536	17,100,707
Lamar Advertising Co. Class A	104,043	9,595,886
Life Storage, Inc.	99,395	10,994,081

		Shares	Value

National Storage Affiliates Trust		105,102	$ 4,483,651
Outfront Media, Inc.		169,157	3,053,284
PotlatchDeltic Corp.		96,645	4,299,736
Public Storage		186,461	57,756,295
Rayonier, Inc.		173,002	5,830,167
Safehold, Inc.		27,622	807,943
SBA Communications Corp.		127,208	34,333,439
Uniti Group, Inc.		286,593	2,223,962
VICI Properties, Inc.		1,143,148	36,603,599
Weyerhaeuser Co.		878,488	27,171,634
			552,563,943
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	1,397,109,257
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.4%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)		76,796	175,095
Tejon Ranch Co. (a)		22,790	386,063
The RMR Group, Inc. Class A		17,732	485,325
The St. Joe Co.		38,069	1,352,591
WeWork, Inc. Class A (a)		220,330	566,248
			2,965,322
Real Estate Development – 0.2%
Forestar Group, Inc. (a)		29,202	338,159
Offerpad Solutions, Inc. (a)		65,344	63,678
The Howard Hughes Corp. (a)		46,479	2,851,487
			3,253,324
Real Estate Operating Companies – 0.4%
DigitalBridge Group, Inc.		182,428	2,335,078
FRP Holdings, Inc. (a)		6,847	415,134
Kennedy-Wilson Holdings, Inc.		138,739	2,304,455
			5,054,667
Real Estate Services – 3.6%
Anywhere Real Estate, Inc. (a)		140,162	1,041,404
CBRE Group, Inc. Class A (a)		385,770	27,366,524
Compass, Inc. Class A (a)		303,918	802,343
Cushman & Wakefield PLC (a)		170,104	1,964,701
Doma Holdings, Inc. (a)		205,526	111,518
Douglas Elliman, Inc.		93,928	433,947
eXp World Holdings, Inc.		89,962	1,188,398
Jones Lang LaSalle, Inc. (a)		58,035	9,232,788
Marcus & Millichap, Inc.		30,864	1,137,030
Newmark Group, Inc. Class A		196,515	1,609,458
Opendoor Technologies, Inc. (a)		509,002	1,318,315
RE/MAX Holdings, Inc. Class A		23,332	454,041
Redfin Corp. (a)		129,111	621,024

Quarterly Report	3

Common Stocks – continued
		Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Zillow Group, Inc. Class C (a)		195,295	$ 6,026,804
			53,308,295
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	64,581,608
TOTAL COMMON STOCKS (Cost $1,669,162,552)			1,461,690,865
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $2,090,000)		2,090,000	2,090,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,671,252,552)	1,463,780,865
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	874,807
NET ASSETS – 100.0%	$1,464,655,672

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $232,200 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Future Contracts (United States)	86	December 2022	$2,808,760	$96,679	$96,679
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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